Equity - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure of classes of share capital [line items]
Shareholder paid-in and registered period for double voting rights (in years)	2 years
Increase Decrease Through Capital Increase		€ 0
Issuance of new shares (in shares)	49,834,983	49,834,983
Treasury shares	0	0
Total number of shares comprising the share capital (in shares)	49,834,983	49,834,983
Increase (decrease) through other changes, equity	€ (223)	€ (17)	€ 12
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Issuance of new shares (in shares)	49,834,983	49,834,983
Preference shares [member]
Disclosure of classes of share capital [line items]
Issuance of new shares (in shares)	0	0